Subsequent Events (Details) - USD ($)					6 Months Ended	12 Months Ended
	Jun. 19, 2026	Feb. 23, 2026	Jan. 31, 2026	Sep. 29, 2025	Jun. 30, 2026	Dec. 31, 2025	Apr. 21, 2026
Subsequent Events (Details) [Line Items]
Convertible price per share					$ 1
Sale price percent					80.00%
Consecutive trading days					5 days
Beneficial percent					4.99%
Outstanding common stock percent			10.00%
Unregistered common stock			5.00%
Reverse stock split	one-for-ten			one-for-5.92		On August 18, 2025, the Company’s Board of Directors approved, and in September 2025 a majority of the Company’s common stockholders approved by written consent, a reverse stock split of the Company’s common stock at a ratio of one-for-5.92 (1:5.92) shares (the “Reverse Split”), which became effective on September 29, 2025.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible price per share			$ 10
Percentage of original issue			9.60%
Sale price percent			80.00%
Consecutive trading days			5 days
Variable price per share			$ 1
Fixed price			10
Floor price			$ 1
Beneficial percent			4.99%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Reverse stock split	1:10
Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock, par value					$ 0.0001
Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock, par value			$ 10
Series C Convertible Preferred Stock
Subsequent Events (Details) [Line Items]
Convertible preferred stock, par value					$ 0.0001	$ 0.0001
Series C Convertible Preferred Stock | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible price per share			$ 10
Gross proceeds (in Dollars)			$ 7,500,000
Percentage of original issue			20.00%
Conversion stock (in Shares)			9,375,000
Dividends per share			$ 0.96
Series C Convertible Preferred Stock | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock (in Shares)			937,500
Series C Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock (in Shares)							937,500
Gross proceeds (in Dollars)					$ 7,500,000
Percentage of original issue					12.00%
Convertible preferred stock, par value					$ 10
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock, par value			$ 10
Issuance of Short Term Promissory Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory notes (in Dollars)		$ 25,000
Gross proceeds unsecured promissory notes (in Dollars)		100,000
Short term working capital (in Dollars)		$ 7,500,000
Bear interest		12.00%
Financing transaction payable (in Dollars)		$ 7,500,000